Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 17,483,000
Expiration beginning year	begin to expire in 2025.
Unrecognized tax positions	$ 0	$ 0